Annual Fund Operating Expenses - Eaton Vance VT Floating-Rate Income Fund - Eaton Vance VT Floating-Rate Income Fund	Dec. 31, 2025
Initial
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	1.19%
ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	0.94%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	0.69%

[1]
1	Other expenses include borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates.